Other Disclosures - Remuneration of the Board of Directors and Executive Management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Remuneration of the Board of Directors and Executive Management
Wages and salaries	$ 16	$ 15	$ 10
Share-based compensation expenses	30	23	15
Defined contribution plans	1	1	0
Total	$ 47	$ 39	$ 25